Labor obligations - Amounts recognized in statement of income and other comprehensive income (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2020 MXN ($)
Remeasurement on the net defined benefit liability:
Components of defined benefit costs recognized in other comprehensive income (loss)	$ 655	$ 13,039	$ 12,834	$ (24,173)
Present value of defined benefit obligations	$ 5,811		106,160	79,905	$ 115,691
Defined benefit plan
Service cost:
Current service cost		8,276	7,465	7,467
Net interest expense		8,490	7,156	7,677
Reductions and liquidations advance		(9,131)
Components of defined benefit costs recognized in profit and loss		7,635	14,621	15,144
Remeasurement on the net defined benefit liability:
Actuarial gains and losses arising from changes in financial assumptions		2,653	(161)	(10,131)
Actuarial gains and losses arising from experience adjustments		10,386	12,995	(14,042)
Components of defined benefit costs recognized in other comprehensive income (loss)		13,039	12,834	(24,173)
Total		$ 20,674	27,455	(9,029)
Present value of defined benefit obligations			$ 106,160	$ 79,905	$ 115,691